Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Long-term Liabilities

	Provision for litigations	Provision for return condition	Dismantling provision	Other long-term liabilities	Total
Balance at January 1, 2019	$12,879	$103,501	$23,848	$25,844	$166,072
Increases	524	24,213	—	4,307	29,044
Used	(26)	—	—	(4,616)	(4,642)
Adjustment	—	—	(367)	—	(367)
Effect of movements in exchange rates	(416)	—	—	—	(416)
Unwinding of discount and changes in the discount rate	—	5,300	846	—	6,146

Balance at December 31, 2019	$12,961	$133,014	$24,327	$25,535	$195,837

Current	—	—	—	4,616	4,616
Non-current	12,961	133,014	24,327	20,919	191,221

	$12,961	$133,014	$24,327	$25,535	$195,837